Tax matters - Net operating and Capital losses carryforward (Details) - Capital losses carryforward $ in Millions	Dec. 31, 2019 MXN ($)
Detail of deferred tax assets and liabilities
Loss amount	$ 9,024
Deferred tax assets	2,708
2026
Detail of deferred tax assets and liabilities
Loss amount	140
Deferred tax assets	43
2027
Detail of deferred tax assets and liabilities
Loss amount	3,025
Deferred tax assets	907
2028
Detail of deferred tax assets and liabilities
Loss amount	3,297
Deferred tax assets	989
2029
Detail of deferred tax assets and liabilities
Loss amount	2,562
Deferred tax assets	$ 769